Segment Information - Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 3,967,361	$ 2,673,400
Liabilities	(1,382,016)	(1,224,877)
Mesquite
Disclosure of operating segments [line items]
Assets	332,555	262,758
Liabilities	(74,543)	(36,032)
Castle Mountain
Disclosure of operating segments [line items]
Assets	261,631	227,157
Liabilities	(25,607)	(23,960)
Los Filos
Disclosure of operating segments [line items]
Assets	1,108,533	1,066,378
Liabilities	(274,664)	(271,712)
Mercedes
Disclosure of operating segments [line items]
Assets	207,538	0
Liabilities	(85,849)	0
Aurizona
Disclosure of operating segments [line items]
Assets	363,703	338,792
Liabilities	(51,546)	(49,261)
Fazenda
Disclosure of operating segments [line items]
Assets	138,143	180,397
Liabilities	(41,325)	(52,261)
RDM
Disclosure of operating segments [line items]
Assets	119,468	144,025
Liabilities	(20,515)	(42,146)
Santa Luz
Disclosure of operating segments [line items]
Assets	234,490	209,215
Liabilities	(22,016)	(10,605)
Greenstone
Disclosure of operating segments [line items]
Assets	498,529	0
Liabilities	(120,657)	0
Corporate and other
Disclosure of operating segments [line items]
Assets	702,771	244,678
Liabilities	$ (665,294)	$ (738,900)